Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Goodwill	$11,975,024	$11,975,024
Technology	—	—
Total	$11,975,024	$11,975,024

(in U.S. dollars)	Goodwill	Technology	Total
Balance at December 31, 2023	$11,975,024	$15,285	$11,990,309
Additions	—	—	—
Amortization	—	(15,285)	(15,285)
Balance at December 31, 2024	$11,975,024	$—	$11,975,024
Additions	—	—	—
Amortization	—	—	—
Balance at December 31, 2025	$11,975,024	$—	$11,975,024